Earnings per share - basic and diluted	6 Months Ended
Jun. 30, 2025
Earnings per share - basic and diluted
Earnings per share - basic and diluted

12. Earnings per share – basic and diluted

	For the three months ended June 30,
	2025		2024
	Basic	Diluted	Basic	Diluted
Net earnings (loss)	$55,736	$55,736	$(111,437)	$(111,437)
Weighted average shares outstanding	200,834,984	201,411,851	201,249,986	201,249,986
Earnings (loss) per share	$0.28	$0.28	$(0.55)	$(0.55)

	For the six months ended June 30
	2025		2024
	Basic	Diluted	Basic	Diluted
Net earnings (loss)	$101,257	$101,257	$(94,013)	$(94,013)
Weighted average shares outstanding	200,889,595	201,373,723	201,195,314	201,195,314
Earnings (loss) per share	$0.50	$0.50	$(0.47)	$(0.47)